Prepayment and Other Assets - Schedule of Prepayments, Other Current Assets and Non-Current Assets (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Current:
Advances for acquisition	[1]	$ 20,000,000
Prepayment	[2]	883,567	682,372
Others		266,804	122,898
Prepayments and other current assets		21,150,371	805,270
Non-current:
Prepayment	[2]	23,529	600,000
Non-current assets		$ 23,529	$ 600,000

[1]	Advances for acquisition represent deposits of US$20,000,000 paid to a third party in connection with the Company’s potential acquisition of equity interests in companies engaged in Medical Technology in Mainland China. As of the date of these unaudited interim condensed consolidated financial statements, no definitive agreement has been entered into, and the potential acquisitions remain subject to due diligence and negotiation. The deposits are fully refundable and the counterparties are not related parties of the Company. The Company assessed the recoverability of the deposits as of June 30, 2026 and concluded that no allowance was necessary.
[2]	Prepayments primarily represent advance payment for exploration of a new platform to meet customers’ requirements.